As filed with the U.S. Securities and Exchange Commission on
January 22, 2019

Securities Act File No. 033-18781
Investment Company Act File No. 811-5407

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	59	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	61	[	X	]

TRUST FOR CREDIT UNIONS
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)
(800) 342-5828
(Registrant's Telephone Number, including Area Code)
Jay Johnson
Callahan Financial Services, Inc.
1001 Connecticut Avenue NW, Suite 1001
Washington, DC 20036
(Name and Address of Agent for Service)
With Copies to:
Michael P. Malloy, Esq.
Drinker Biddle & Reath LLP
One Logan Square
Ste. 2000
Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box):
/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 59 to its Registration Statement under 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment No. 59 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on the 22nd day of January, 2019.

TRUST FOR CREDIT UNIONS

By:	/s/ Jay Johnson
Jay Johnson
President and Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 59 to the Registration Statement has been signed below by the following persons in the capacities indicated on January 22, 2019.

Name	Title	Date

/s/ Jay Johnson	President and Treasurer (Principal	January 22, 2019
Jay Johnson	Executive, Financial and Accounting Officer)

*Rudolf J. Hanley	Trustee	January 22, 2019
Rudolf J. Hanley

*Stanley C. Hollen	Trustee
Stanley C. Hollen		January 22, 2019

*Gary Oakland	Trustee
Gary Oakland		January 22, 2019

*James F. Regan	Chair and Trustee
James F. Regan		January 22, 2019

*Julie A. Renderos	Vice Chair and Trustee
Julie A. Renderos		January 22, 2019

*Wendell A. Sebastian	Trustee
Wendell A. Sebastian		January 22, 2019

*Michael D. Steinberger	Trustee
Michael D. Steinberger		January 22, 2019

*By:	/s/ Jay Johnson
Jay Johnson
Attorney-in-fact

*	Pursuant to a power of attorney incorporated by reference (Accession No. 00008941489-18-007002).

SCHEDULE OF EXHIBITS TO FORM N-1A
Trust for Credit Unions

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase